Income Taxes - Schedule of Loss Before Income Tax (Details) - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Income Tax Disclosure [Abstract]
Domestic	$ (2,542,428)	$ (1,698,689)
Foreign	(6,307)	(52,222)
Loss before income taxes	$ (2,548,735)	$ (1,750,911)